Segment Information (Details) - Schedule of Operating Segments Information - Segment Information [Member] - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Revenue	$ 26,947,183		$ 38,876,968
Total Gross Profit	6,575,189		11,138,086
Total Current assets	93,409,506	$ 84,031,236
Total Non-current assets	70,854,974	74,224,371
Installation and Maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	15,151,510		24,301,679
Total Gross Profit	3,949,784		8,226,464
Total Current assets
Total Non-current assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	7,836,579		8,990,258
Total Gross Profit	1,129,099		1,227,427
Total Current assets
Total Non-current assets
Senior care services [Member]
Segment Reporting Information [Line Items]
Total Revenue	2,811,223		3,557,245
Total Gross Profit	1,092,212		1,381,314
Total Current assets
Total Non-current assets	5,023,268	5,118,174
Sales of pharmaceutical products [Member]
Segment Reporting Information [Line Items]
Total Revenue	190,297		1,380,344
Total Gross Profit	147,056		128,938
Total Current assets	1,465,830	1,520,107
Total Non-current assets	430,998	649,608
Educational consulting services [Member]
Segment Reporting Information [Line Items]
Total Revenue	957,574		647,441
Total Gross Profit	257,038		$ 173,943
Total Current assets	964,389	819,311
Total Non-current assets	60,010,115	17,350
Unallocated current assets [Member]
Segment Reporting Information [Line Items]
Total Current assets	90,979,287	81,691,818
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current assets	$ 5,390,593	$ 68,439,239